Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2015
White Collar Productivity program
Restructuring cumulative costs incurred to date per operating segment

($ in millions)	Cumulative costs incurred up to December 31, 2015	Total expected costs
Discrete Automation and Motion	45	169
Low Voltage Products	60	126
Process Automation	91	137
Power Products	42	155
Power Systems	46	82
Corporate and Other	86	183

Total	370	852

Schedule of restructuring cost by type
($ in millions)	2015
Employee severance costs	364
Estimated contract settlement, loss order and other costs	5
Inventory and long-lived asset impairments	1

Total	370

Schedule of Allocation of restructuring and related expenses

($ in millions)	2015
Total cost of sales	122
Selling, general and administrative expenses	187
Non-order related research and development expenses	38
Other income (expense), net	23

Total	370

Schedule of Liabilities associated with restructuring program

($ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	364	5	369
Cash payments	(34)	(1)	(35)

Liability at December 31, 2015	330	4	334

Other restructuring-related activities
Schedule of restructuring cost by type

($ in millions)	2015	2014	2013
Employee severance costs	207	177	154
Estimated contract settlement, loss order and other costs	27	31	78
Inventory and long-lived asset impairments	22	27	20

Total	256	235	252